Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2020

F25-QTLY-0221
1.811340.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 3/4/21 to 3/11/21 (a)
(Cost $4,039,481)	4,040,000	4,039,445
	Shares	Value

Domestic Equity Funds - 31.9%
Fidelity Series All-Sector Equity Fund (b)	32,070,614	$368,170,653
Fidelity Series Blue Chip Growth Fund (b)	34,112,732	572,070,513
Fidelity Series Commodity Strategy Fund (b)	170,478,153	782,494,721
Fidelity Series Growth Company Fund (b)	64,065,425	1,458,769,721
Fidelity Series Intrinsic Opportunities Fund (b)	81,785,194	1,508,936,833
Fidelity Series Large Cap Stock Fund (b)	80,071,941	1,317,183,436
Fidelity Series Large Cap Value Index Fund (b)	36,705,554	484,880,366
Fidelity Series Opportunistic Insights Fund (b)	36,594,033	741,029,161
Fidelity Series Small Cap Discovery Fund (b)	13,163,198	163,486,918
Fidelity Series Small Cap Opportunities Fund (b)	35,212,555	564,457,264
Fidelity Series Stock Selector Large Cap Value Fund (b)	87,828,704	1,118,937,687
Fidelity Series Value Discovery Fund (b)	59,896,695	858,319,646
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,184,466,661)		9,938,736,919

International Equity Funds - 28.3%
Fidelity Series Canada Fund (b)	39,527,505	456,542,678
Fidelity Series Emerging Markets Fund (b)	32,679,172	370,581,810
Fidelity Series Emerging Markets Opportunities Fund (b)	135,154,256	3,373,450,223
Fidelity Series International Growth Fund (b)	78,249,761	1,391,280,755
Fidelity Series International Small Cap Fund (b)	21,600,617	443,460,677
Fidelity Series International Value Fund (b)	137,477,863	1,387,151,633
Fidelity Series Overseas Fund (b)	112,110,348	1,390,168,316
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,392,398,304)		8,812,636,092

Bond Funds - 33.7%
Fidelity Series Emerging Markets Debt Fund (b)	18,933,211	180,622,831
Fidelity Series Emerging Markets Debt Local Currency Fund	5,543,375	59,979,319
Fidelity Series Floating Rate High Income Fund (b)	3,574,101	32,488,574
Fidelity Series High Income Fund (b)	21,212,015	200,665,665
Fidelity Series Inflation-Protected Bond Index Fund (b)	179,726,115	1,928,461,212
Fidelity Series International Credit Fund (b)	1,815,158	18,569,062
Fidelity Series Investment Grade Bond Fund (b)	610,496,630	7,277,119,827
Fidelity Series Long-Term Treasury Bond Index Fund (b)	74,937,910	687,180,633
Fidelity Series Real Estate Income Fund (b)	11,937,768	125,346,560
TOTAL BOND FUNDS
(Cost $10,056,281,485)		10,510,433,683

Short-Term Funds - 6.1%
Fidelity Cash Central Fund 0.11% (c)	29,482,697	29,488,593
Fidelity Series Government Money Market Fund 0.13% (b)(d)	1,557,902,812	1,557,902,812
Fidelity Series Short-Term Credit Fund (b)	29,054,429	297,517,356
TOTAL SHORT-TERM FUNDS
(Cost $1,877,691,882)		1,884,908,761
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,514,877,813)		31,150,754,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		47,006
NET ASSETS - 100%		$31,150,801,906

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	73	March 2021	$13,683,120	$(3,244)	$(3,244)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	711	March 2021	75,749,940	48,383	48,383
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	610	March 2021	39,290,100	(1,241,391)	(1,241,391)
TOTAL FUTURES CONTRACTS					$(1,196,252)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,956,457.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,865
Total	$40,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$278,497,907	$27,970,258	$62,414,305	$24,764,750	$(3,025,796)	$127,142,589	$368,170,653
Fidelity Series Blue Chip Growth Fund	503,166,574	192,052,613	316,923,500	187,274,416	123,077,157	70,697,669	572,070,513
Fidelity Series Canada Fund	305,536,416	72,644,342	52,224,963	9,430,331	(1,509,070)	132,095,953	456,542,678
Fidelity Series Commodity Strategy Fund	813,387,775	45,263,371	236,522,076	3,325,623	(94,867,752)	255,233,403	782,494,721
Fidelity Series Emerging Markets Debt Fund	152,149,526	11,691,043	10,872,091	6,494,675	(264,084)	27,918,437	180,622,831
Fidelity Series Emerging Markets Fund	197,869,090	72,976,910	42,460,199	5,076,981	1,575,730	140,620,279	370,581,810
Fidelity Series Emerging Markets Opportunities Fund	1,907,368,420	610,591,073	425,653,842	98,134,929	33,382,521	1,247,762,051	3,373,450,223
Fidelity Series Floating Rate High Income Fund	29,249,471	2,124,795	2,637,747	1,060,496	(215,356)	3,967,411	32,488,574
Fidelity Series Government Money Market Fund 0.13%	1,608,157,933	619,210,191	669,465,312	2,140,238	--	--	1,557,902,812
Fidelity Series Growth Company Fund	1,045,601,982	372,822,111	466,615,430	361,238,863	250,164,724	256,796,334	1,458,769,721
Fidelity Series High Income Fund	174,793,716	13,471,711	13,188,755	8,159,353	(381,180)	25,970,173	200,665,665
Fidelity Series Inflation-Protected Bond Index Fund	1,564,983,539	453,480,341	192,401,357	24,644,460	967,269	101,431,420	1,928,461,212
Fidelity Series International Credit Fund	16,256,765	1,164,601	--	1,164,601	--	1,047,954	18,569,062
Fidelity Series International Growth Fund	1,366,267,212	237,039,454	495,050,467	190,839,206	137,035,563	145,988,993	1,391,280,755
Fidelity Series International Small Cap Fund	317,352,794	12,920,166	46,310,674	3,510,348	6,050,673	153,447,718	443,460,677
Fidelity Series International Value Fund	1,172,297,947	132,943,740	362,138,107	37,707,511	(37,553,727)	481,601,780	1,387,151,633
Fidelity Series Intrinsic Opportunities Fund	1,186,447,102	76,640,851	260,564,395	63,421,541	(2,591,876)	509,005,151	1,508,936,833
Fidelity Series Investment Grade Bond Fund	5,763,712,548	2,036,441,484	708,347,680	366,695,875	(2,774,650)	188,088,125	7,277,119,827
Fidelity Series Large Cap Stock Fund	1,006,415,403	133,481,768	199,063,727	71,531,104	24,237,285	352,112,707	1,317,183,436
Fidelity Series Large Cap Value Index Fund	276,213,383	127,772,628	32,992,160	9,578,874	(174,519)	114,061,034	484,880,366
Fidelity Series Long-Term Treasury Bond Index Fund	624,897,761	281,360,531	124,713,990	72,808,923	12,588,657	(106,952,326)	687,180,633
Fidelity Series Opportunistic Insights Fund	566,775,854	109,683,027	122,094,045	92,335,960	57,710,710	128,953,615	741,029,161
Fidelity Series Overseas Fund	1,139,056,795	88,702,836	294,047,447	15,203,993	(12,315,291)	468,771,423	1,390,168,316
Fidelity Series Real Estate Income Fund	98,916,856	10,612,155	8,264,937	7,265,944	(859,436)	24,941,922	125,346,560
Fidelity Series Short-Term Credit Fund	282,038,735	5,677,365	480,005	5,460,153	(7,009)	10,288,270	297,517,356
Fidelity Series Small Cap Discovery Fund	112,176,883	5,836,804	25,385,132	4,321,087	2,095,168	68,763,195	163,486,918
Fidelity Series Small Cap Opportunities Fund	391,999,124	26,608,491	73,815,940	11,361,623	5,990,087	213,675,502	564,457,264
Fidelity Series Stock Selector Large Cap Value Fund	737,278,105	184,793,181	124,764,201	23,234,630	165,510	321,465,092	1,118,937,687
Fidelity Series Value Discovery Fund	549,452,739	143,548,300	85,981,325	17,412,786	1,266,384	250,033,548	858,319,646
	24,188,318,355	6,109,526,141	5,455,393,809	1,725,599,274	499,767,692	5,714,929,422	31,057,247,543

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.